Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
  Fair Value Measurements
Fair value measurements are generally based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses the fair value hierarchy included in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820-10, Fair Value Measurements and Disclosure ("ASC 820-10"), which is intended to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy consists of the following three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
As of December 31, 2012 the fair value of the warrants issued by Discovery Offshore was $4.0 million. The fair value of the warrants was determined using a Monte Carlo simulation based on the following assumptions:

	December 31,
	2012	2011
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.00	8.50
Expected Volatility (%)	50.0%	50.0%
Risk-Free Interest Rate (%)	1.44%	0.60%
Expected Life of Warrants (5.0 years at inception)	3.1	4.1
Number of Warrants	5,000,000	5,000,000

The Company used the historical volatility of companies similar to that of Discovery Offshore to estimate volatility. The risk-free interest rate assumption was based on observed interest rates consistent with the approximate life of the warrants. The stock price represents the closing stock price of Discovery Offshore stock at December 31, 2012 and 2011, respectively. The strike price, target price, expected life and number of warrants are all contractual based on the terms of the warrant agreement.
The following table represents the Company’s derivative asset measured at fair value on a recurring basis as of December 31, 2012 and 2011, respectively:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Warrants - as of December 31, 2012	$3,964	$—	$3,964	$—
Warrants - as of December 31, 2011	$1,758	$—	$1,758	$—

The following table represents the Company’s assets measured at fair value on a non-recurring basis for which an impairment measurement was made as of December 31, 2012:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain (Loss)
	(in thousands)
Property and Equipment, Net (1)	$1,500	$—	$—	$1,500	$(42,916)
Property and Equipment, Net (2)	$9,340	$—	$7,840	$1,500	$(60,693)

(1) This represents a non-recurring fair value measurement made at June 30, 2012 for Hercules 185.
(2) This represents a non-recurring fair value measurement made at September 30, 2012 for Hercules 252 and Hercules 258.

In April 2012, during the return mobilization from the U.S. Gulf of Mexico to Angola, Hercules 185 experienced extensive damage to various portions of the rig's legs (See Note 17). The Company believed it was unfeasible to repair the damage and return the rig to service and recorded an impairment charge of $42.9 million ($27.9 million, net of tax) which is included in Asset Impairment on the Consolidated Statements of Operations for the year ended December 31, 2012 to write the rig down to salvage value.
Long-lived assets held for sale at September 30, 2012 were written down to their fair value less estimated cost to sell, resulting in an impairment charge of approximately $25.5 million ($16.6 million, net of tax), which is included in Asset Impairment on the Consolidated Statements of Operations for the year ended December 31, 2012, related to Hercules 252. The sale of Hercules 252 was completed in October 2012 (See Note 6).
During September 2012, the Company made the decision to cold stack Hercules 258 effective October 1, 2012 and removed it from its marketable assets into its non-marketable assets as the Company does not reasonably expect to market this rig in the foreseeable future. This decision resulted in an impairment charge of approximately $35.2 million ($35.2 million, net of tax), which is included in Asset Impairment on the Consolidated Statements of Operations for the year ended December 31, 2012, to write the rig down to salvage value based on a third party estimate. The financial information for Hercules 258 has been reported as part of the International Offshore segment.
The following table represents the Company’s assets measured at fair value on a non-recurring basis for which an impairment measurement was made as of December 31, 2010:

	Total Fair Value Measurement December 31, 2010	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain (Loss)
	(in thousands)
Property and Equipment, Net	$27,848	$—	$—	$27,848	$(125,136)

During the fourth quarter 2010, the Company considered the prolonged downturn in the drilling industry as an indicator of impairment and assessed its segments for impairment as of December 31, 2010. When analyzing its Domestic Offshore, International Offshore and Delta Towing segments for impairment, the Company determined five of its domestic jackup rigs, one of its international jackup rigs and several of its Delta Towing assets that had previously been considered marketable, would not be marketed in the foreseeable future and were included in the impairment analysis of non-marketable assets. This determination was based on the Company’s estimate of reactivation costs associated with these assets which, based on current and forecasted near-term dayrates and utilization levels, were economically prohibitive, and the sustained lack of visibility in the issuance of offshore drilling permits in the U.S. Gulf of Mexico at that time. Based on an undiscounted cash flow analysis, it was determined that the non-marketable assets were impaired. The Company estimated the value of the discounted cash flows for each segment’s non-marketable assets, which included management’s estimate of sales proceeds less costs to sell, and recorded an impairment charge of $125.1 million ($81.3 million, net of tax) of which $2.4 million ($1.5 million, net of tax) related to the discontinued operations of its Delta Towing segment and is included in Loss from Discontinued Operations, Net of Taxes in the Consolidated Statement of Operations for the year ended December 31, 2010. The Company analyzed its other segments and its marketable assets for impairment as of December 31, 2010 and noted that each segment had adequate undiscounted cash flows to recover its property and equipment carrying values.
The carrying value and fair value of the Company’s equity investment in Discovery Offshore was $38.2 million and $49.1 million at December 31, 2012, respectively, and $34.7 million and $26.1 million at December 31, 2011, respectively. The fair value at December 31, 2012 and 2011 was calculated using the closing price of Discovery Offshore shares at each date respectively (level one input), converted to U.S. dollars using the exchange rate at each respective date.
Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, approximate fair values because of the short-term nature of the instruments.
The fair value of the Company’s 3.375% Convertible Senior Notes, 10.25% Senior Notes, 10.5% Senior Notes, 7.125% Senior Secured Notes and former term loan facility is estimated based on quoted prices in active markets. The fair value of the Company’s 7.375% Senior Notes is estimated based on discounted cash flows using inputs from quoted prices in active markets for similar debt instruments. The inputs used to determine fair value are considered level two inputs. The following table provides the carrying value and fair value of the Company’s long-term debt instruments:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
Term Loan Facility (terminated April 2012)	n/a	n/a	$452.9	$442.0
7.125% Senior Secured Notes, due April 2017	$300.0	$317.1	n/a	n/a
10.5% Senior Notes, due October 2017	294.5	326.6	293.7	291.2
10.25% Senior Notes, due April 2019	200.0	219.6	n/a	n/a
3.375% Convertible Senior Notes, due June 2038	67.1	68.5	90.2	84.7
7.375% Senior Notes, due April 2018	3.5	3.3	3.5	2.8